UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09395
Third Avenue Variable Series Trust

(Exact name of registrant as specified in charter)
675 Third Avenue, Suite 2900-05, New York, NY 10017

(Address of principal executive offices) (Zip code)
Joel L. Weiss
JW Fund Management LLC
1636 N Cedar Crest Blvd.
Suite #161
Allentown, PA 18104

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 443-1021
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Third Avenue Variable Series Trust
Semi-Annual Shareholder Report
Third Avenue Value Portfolio | June 30, 2024
This semi-annual shareholder report contains important information about the Third Avenue Value Portfolio (“Portfolio”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Portfolio at
https://www.thirdave.com/fund-literature
. You can also request this information by contacting your insurance company.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Third Avenue Value Portfolio	$67	1.30%
Key Portfolio Statistics
Portfolio net assets	$76,961,310
Total number of portfolio holdings	32
Portfolio turnover rate, as of the end of the reporting period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio as of the report date.
Summary of Investments by Industry
*
Metals & Mining	14.71%
Oil & Gas Production & Services	14.57%
Banks	12.92%
Transportation & Logistics	7.50%
Building Products	6.78%
Automotive	6.30%
Diversified Holding Companies	6.27%
Capital Equipment	2.83%
Insurance	2.74%
Short-Term Investments	10.02%
Other	14.32%
Total Investments	98.96%
*	(% OF NET ASSETS)
Country Concentration*
Availability of Additional Information
You can find additional information about the Portfolio, including the prospectus, financial information, holdings and proxy voting information, at
https://www.thirdave.com/fund-literature
. You can also request this information by contacting your insurance company.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statement filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

THIRD AVENUE VARIABLE SERIES TRUST

SEMI-ANNUAL FINANCIALS AND ADDITIONAL INFORMATION

JUNE 30, 2024

THIRD AVENUE VALUE PORTFOLIO

The Portfolio is distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Portfolio.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio of Investments

at June 30, 2024 (Unaudited)

Shares	Security†	Value (Note 1)
Common Stocks - 88.94%
	Automotive - 6.30%
30,373	Bayerische Motoren Werke AG (Germany)	$2,873,025
28,558	Mercedes-Benz Group AG (Germany)	1,976,543

		4,849,568

	Banks - 12.92%
293,841	Bank of Ireland Group PLC (Ireland)	3,069,598
249,923	Close Brothers Group PLC (United Kingdom)	1,336,332
41,424	Comerica, Inc.	2,114,281
214,038	Deutsche Bank AG (Germany)	3,420,875

		9,941,086

	Brokerages & Exchanges - 1.05%
476,298	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	805,242

	Building Products - 6.78%
76,272	Buzzi SpA (Italy)	3,071,317
85,400	Taiheiyo Cement Corp. (Japan)	2,148,540

		5,219,857

	Capital Equipment - 2.83%
26,900	Horiba, Ltd. (Japan)	2,181,923

	Consumer Products - 1.97%
52,403	Fila Holdings Corp. (South Korea)	1,520,581

	Diversified Holding Companies - 6.27%
412,426	CK Hutchison Holdings, Ltd. (Cayman Islands)	1,967,304
90,400	Jardine Cycle & Carriage, Ltd. (Singapore)	1,768,617
331,858	Quinenco S.A. (Chile)	1,087,914

		4,823,835

	Energy - Refining & Marketing - 1.47%
292,122	Ultrapar Participacoes S.A. (Brazil)	1,130,842

	Financial Services - 2.34%
47,089	Lazard, Inc.	1,797,858

	Forest Products & Paper - 1.29%
82,480	Interfor Corp. (Canada) (a)	995,994

	Insurance - 2.74%
68,226	Old Republic International Corp.	2,108,183

	Media - 2.22%
3,202,239	S4 Capital PLC (United Kingdom) (a)	1,708,235

Shares	Security†	Value (Note 1)
	Metals & Mining - 14.71%
685,533	Capstone Copper Corp. (Canada) (a)	$4,860,692
200,607	Lundin Mining Corp. (Canada)	2,233,285
67,296	Warrior Met Coal, Inc.	4,224,170

		11,318,147

	Non-U.S. Real Estate Operating Companies - 1.96%
2,368,200	Genting Singapore, Ltd. (Singapore)	1,505,328

	Oil & Gas Production & Services - 14.57%
559,616	Harbour Energy PLC (United Kingdom)	2,197,217
143,992	Subsea 7, S.A. (Luxembourg)	2,702,184
37,824	Tidewater, Inc. (a)	3,601,223
36,420	Valaris, Ltd. (Bermuda) (a)	2,713,290

		11,213,914

	Retail - 2.02%
127,200	Seven & i Holdings Co., Ltd. (Japan)	1,554,406

	Transportation & Logistics - 7.50%
26,090,117	Cia Sud Americana de Vapores S.A. (Chile)	1,656,815
444,053	easyJet PLC (United Kingdom)	2,561,497
57,000	PALTAC Corp. (Japan)	1,557,635

		5,775,947

	Total Common Stocks (Cost $56,562,834)	68,450,946

Short-Term Investments - 10.02%
7,711,906	Dreyfus Treasury Securities Cash Management, Institutional Shares, 5.180% (b)	7,711,906

	Total Short-Term Investments (Cost $7,711,906)	7,711,906

	Total Investment Portfolio - 98.96% (Cost $64,274,740)	76,162,852
	Other Assets less Liabilities - 1.04%	798,458

	NET ASSETS - 100.00%	$76,961,310

Notes:

(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at June 30, 2024.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Statement of Assets and Liabilities

at June 30, 2024 (Unaudited)

Assets:
Investments at value† (Note 1)	$76,162,852
Cash	842,753
Foreign tax reclaims receivable	308,423
Dividends and interest receivables	131,801
Receivable for Portfolio shares sold	5,091

Total assets	77,450,920

Liabilities:
Payable for Portfolio shares redeemed	347,218
Payable to Adviser (Note 3)	60,437
Payable for auditing and tax fees	25,369
Payable for reports to shareholders	19,994
Payable for accounting and administration fees (Note 3)	12,607
Payable for shareholder servicing fees (Note 3)	10,538
Payable for custodian fees	4,315
Payable for transfer agent fees	4,297
Payable to trustees and officers	963
Accrued expenses	3,872

Total liabilities	489,610

Commitments and contingency (Notes 3 and 5)	—

Net assets	$76,961,310

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 3,100,691 shares outstanding	$54,278,724
Total distributable earnings	22,682,586

Net assets applicable to capital shares outstanding	$76,961,310

Net asset value, offering and redemption price per share	$24.82

† Cost of Investments	$64,274,740

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends*	$1,985,357
Interest	12,244

Total Investment Income	1,997,601

Expenses:
Investment advisory fees (Note 3)	349,851
Shareholder servicing fees (Note 3)	39,831
Accounting and administration fees (Note 3)	37,585
Auditing fees	25,369
Reports to shareholders	17,452
Trustees’ and officers’ fees and expenses	16,802
Transfer agent fees	13,073
Custodian fees	11,561
Legal fees	7,811
Insurance	618
Miscellaneous	7,240

Total expenses	527,193

Less: Fees waived (Note 3)	(21,853)

Net expenses	505,340

Net investment income	1,492,261

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments	2,078,730
Net realized loss on foreign currency transactions	(9,385)
Net change in unrealized appreciation/(depreciation) on investments	1,470,538
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(10,364)

Net gain on investments and foreign currency transactions	3,529,519

Net increase in net assets resulting from operations	$5,021,780

* Net of foreign withholding taxes of	$325,610

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment income	$1,492,261	$1,787,407
Net realized gain	2,069,345	5,995,200
Net change in unrealized appreciation/(depreciation)	1,460,174	6,344,782

Net increase in net assets resulting from operations	5,021,780	14,127,389

Dividends and Distributions to Shareholders:
Net investment income and net realized gains	—	(6,625,989)

Decrease in net assets from dividends and distributions	—	(6,625,989)

Capital Share Transactions:
Proceeds from sale of shares	1,807,126	14,293,358
Net asset value of shares issued in reinvestment of dividends and distributions	—	6,625,989
Cost of shares redeemed	(6,763,919)	(23,509,874)

Net decrease in net assets resulting from capital share transactions	(4,956,793)	(2,590,527)

Net increase in net assets	64,987	4,910,873
Net assets at beginning of period	76,896,323	71,985,450

Net assets at end of period	$76,961,310	$76,896,323

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended June 30, 2024 (Unaudited)	Years Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$23.27	$21.16	$18.51	$15.27	$16.20	$14.45

Income/(loss) from investment operations:
Net investment income@	0.47	0.53	0.37 *	0.26 +	0.10	0.21 **
Net gain/(loss) on investment transactions (both realized and unrealized)	1.08	3.69	2.58	3.11	(0.59)	1.58

Total from investment operations	1.55	4.22	2.95	3.37	(0.49)	1.79

Less dividends and distributions to shareholders:
Dividends from net investment income	—	(0.56)	(0.30)	(0.13)	(0.35)	(0.04)
Distributions from net realized gains	—	(1.55)	—	—	(0.09)	—

Total dividends and distributions	—	(2.11)	(0.30)	(0.13)	(0.44)	(0.04)

Net asset value, end of period	$24.82	$23.27	$21.16	$18.51	$15.27	$16.20

Total return[1]	6.66%[2]	20.81%	16.11%	22.07%	(2.39)%	12.46%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$76,961	$76,896	$71,985	$63,190	$55,459	$62,641
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.36%[3]	1.37%	1.36%	1.48%	2.10%	1.64%
After fee waivers/expense offset arrangement4,#	1.30%[3]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	3.84%[3]	2.35%	1.88%*	1.39%+	0.77%	1.34%**
Portfolio turnover rate	11%[2]	16%	31%	20%	168%^	31%

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year and is not annualized. Total return does not reflect charges pursuant to the terms of insurance contracts funded by separate accounts that invest in the Portfolio’s shares.

2	Not annualized.
3	Annualized.
4

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.30%.

*

Investment income per share reflects a special dividend received during the year which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.56%.

+

Investment income per share reflects special dividends received during the year which amounted to $0.14 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.61%.

**

Investment income per share reflects special dividends received during the year which amounted to $0.14 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.41%.

^	Increase in Portfolio turnover rate attributable to the sub-advisory arrangement in place from March 16, 2020 through November 30, 2020.
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements

June 30, 2024 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one diversified (within the meaning of Section 5(b)(1) of the Investment Company Act of 1940 (the “Act”)) investment series, Third Avenue Value Portfolio (the “Portfolio”). Third Avenue Management LLC (“Third Avenue” or the “Adviser”) provides investment advisory services to the Portfolio.

The Portfolio seeks to acquire common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Third Avenue adheres to a strict value discipline in selecting securities for the Portfolio. This means seeking investments whose market prices are low in relation to what it believes is their intrinsic value and/or whose total return potential is considered to be high. The Adviser may seek investments in the equity securities and senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield and distressed securities, often referred to as “junk”, that may be in default and may have any or no credit rating) of companies in industries that are believed to be undervalued or temporarily depressed. The Portfolio invests in both domestic and foreign securities.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2024, the Trust was offered as an investment option by six insurance companies and, accordingly, a decision by any insurance company to withdraw its participation may have a material negative impact on the Trust. As of June 30, 2024, separate accounts of Ameriprise Financial, Inc. and Ameritas Variable Life Insurance Co. held approximately 56% and 32% of the Portfolio’s shares, respectively.

Accounting policies:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

The Portfolio’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Portfolio determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Portfolio.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. The Adviser’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements

June 30, 2024 (Unaudited)

Exchange, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

In addition to utilizing an independent fair value pricing service for securities listed on certain non-U.S. exchanges as described above, the Portfolio may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Portfolio prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•	Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks and Preferred Stocks)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations — U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements

June 30, 2024 (Unaudited)

curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds— Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Purchased and Written)— Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Portfolio’s investments as of June 30, 2024:

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	6/30/24	Quoted Prices	Inputs^	Inputs
Common Stocks:
Automotive	$4,849,568	$—	$4,849,568	$—
Banks	9,941,086	2,114,281	7,826,805	—
Brokerages & Exchanges	805,242	805,242	—	—
Building Products	5,219,857	—	5,219,857	—
Capital Equipment	2,181,923	—	2,181,923	—
Consumer Products	1,520,581	—	1,520,581	—
Diversified Holding Companies	4,823,835	1,087,914	3,735,921	—
Energy - Refining & Marketing	1,130,842	1,130,842	—	—
Financial Services	1,797,858	1,797,858	—	—
Forest Products & Paper	995,994	995,994	—	—
Insurance	2,108,183	2,108,183	—	—
Media	1,708,235	1,708,235	—	—
Metals & Mining	11,318,147	11,318,147	—	—
Non-U.S. Real Estate Operating Companies	1,505,328	—	1,505,328	—
Oil & Gas Production & Services	11,213,914	6,314,513	4,899,401	—
Retail	1,554,406	—	1,554,406	—
Transportation & Logistics	5,775,947	1,656,815	4,119,132	—

Total Common Stocks	68,450,946	31,038,024	37,412,922	—

Short-Term Investments:	7,711,906	7,711,906	—	—

Total Short-Term Investments	7,711,906	7,711,906	—	—

Total Value of Investments	$76,162,852	$38,749,930	$37,412,922	$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

For fair valuations using significant unobservable inputs, U.S. GAAP requires the Portfolio to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Portfolio had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements

June 30, 2024 (Unaudited)

For the six months ended June 30, 2024, there were no transfers in or out of Level 3.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at market values using the foreign exchange rates at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held.

Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investment transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Option contracts:

The Portfolio may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within the investment portfolio and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Portfolio to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Portfolio, on expiration date, as realized losses on purchased options.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting an offsetting transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for an offsetting transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In purchasing and writing options, the Portfolio bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements

June 30, 2024 (Unaudited)

the Portfolio purchasing a security or currency at a price different from the current market value. The Portfolio may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Portfolio bears the risk of economic loss from counterparty default, equal to the market value of the option.

The Portfolio did not use options during the six months ended June 30, 2024.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. Any distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Income tax information:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies and intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Portfolio may be subject to income withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Portfolio’s U.S. federal income tax returns for all open tax years, and has concluded that no provision for U.S. federal income tax is required in the Portfolio’s financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Portfolio is subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired. The Portfolio’s federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

Expense allocation:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio’s average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

Trustees’ and officers’ fees:

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Portfolio or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.

2. INVESTMENTS

The aggregate cost of purchases and aggregate proceeds from sales, excluding short-term investments, for the six months ended June 30, 2024 were as follows:

Purchases	Sales
$7,434,308	$7,614,537

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide that the Portfolio pay the Adviser an investment advisory fee at an annual rate of 0.90% of the Portfolio’s total average daily net assets. This fee is calculated daily and paid monthly.

Additionally, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including service fees due to third parties, and certain miscellaneous expenses.

At June 30, 2024, advisory fees totaling $52,594 and shareholder servicing fees totaling $7,843 were payable to the Adviser.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements

June 30, 2024 (Unaudited)

The Adviser has contractually agreed, until April 30, 2025 (subject to renewal), to defer receipt of advisory fees and/or reimburse Portfolio expenses in order to limit Net Annual Portfolio Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to 1.30% of the average daily net assets of the Portfolio, subject to later reimbursement by the Portfolio in certain circumstances. In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from the Portfolio fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Portfolio Operating Expenses to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Adviser’s recovery is limited to the lesser of the expense limitation at the time of the waiver and the time of recapture. No previously waived fees were paid to the Adviser from the Portfolio during the six months ended June 30, 2024.

As of June 30, 2024, the amount of potential recovery was as follows:

Fees Waived/Expenses Reimbursed through Fiscal Periods Ending
December 31,	December 31,	December 31,	June 30,
2021	2022	2023	2024
Subject to Repayment through
December 31,	December 31,	December 31,	June 30,
2024	2025	2026	2027
$57,463	$38,562	$50,814	$21,853

The Portfolio has not recorded a commitment or contingent liability at June 30, 2024.

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and provides certain custodial services for the Portfolio. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to the insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as “Shareholder servicing fees” in the Statement of Operations. For the six months June 30, 2024, such fees amounted to $39,831.

4. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

	For the Six Months Ended	For the Year Ended
	June 30, 2024	December 31, 2023
Shares outstanding at beginning of period/year	3,304,773	3,402,262

Shares sold	72,863	626,303
Shares issued upon reinvestment of dividends and distributions	—	310,933
Shares redeemed	(276,945)	(1,034,725)

Net decrease in shares	(204,082)	(97,489)

Shares outstanding at end of period/year	3,100,691	3,304,773

5. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements

June 30, 2024 (Unaudited)

6. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities and emerging markets risk:

Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

High-yield and distressed risk:

Investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Portfolio may also invest in distressed securities, which the Adviser or Sub-Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Portfolio’s investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:

The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. Other market developments can adversely affect debt securities markets. Regulations and business practices, for example, have led some financial intermediaries to curtail their capacity to engage in trading (i.e. “market making”) activities for certain debt securities, which could have the potential to decrease liquidity and increase volatility in the debt securities markets. During periods of reduced market liquidity, the Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. If the Portfolio needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Portfolio’s investments in these securities to decline. As interest rates are at or near historic lows in the United States and other countries, this risk may be heightened. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. Longer-term securities may be more sensitive to interest rate changes. The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Market risk:

Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Portfolio will similarly fluctuate and you could lose money.

Liquidity risk:

Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these investments at the best prices or at the value the Portfolio places on them. In such a market, the value of such investments and the Portfolio’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements

June 30, 2024 (Unaudited)

Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Portfolio redemption requests, including requests from participating insurance companies who may own a significant percentage of the Portfolio’s shares, which may be triggered by, among other things, market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk and/or Portfolio expenses.

Cash concentration risk:

The Portfolio’s cash balance is held at a major regional U.S. bank, The Bank of New York Mellon. The Portfolio’s cash balance, which typically exceeds Federal Deposit Insurance Corporation insurance coverage, subjects the Portfolio to a concentration of credit risk. The Portfolio regularly monitors the credit rating of this financial institution in order to mitigate the credit risk that exists with the balance in excess of the insured amount.

Off-balance sheet risk:

The Portfolio enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Focused investing risk:

Although the Portfolio is a diversified investment company under the Act, the Portfolio’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that the Portfolio increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Portfolio does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Portfolio’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, the Portfolio from time to time may have an investment portfolio that is considered “non-diversified” by the Act despite its classification as a diversified investment company.

Inflation risk:

The value of assets or income from investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions.

Counterparty risk:

The Portfolio is exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss to the Portfolio could exceed the value of the financial assets recorded in the Portfolio’s financial statements. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Portfolio’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Portfolio and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Portfolio.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Financial Statements (concluded)

June 30, 2024 (Unaudited)

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Portfolio, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Portfolio and any additional required collateral is delivered to/pledged by the Portfolio on the next business day. Typically, a Portfolio and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. The Portfolio attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

7. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Portfolio from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax laws and regulation, which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Portfolio. Capital accounts are not adjusted for temporary differences. Permanent differences are primarily due to Passive Foreign Investment Companies (“PFICs”) sold, reclassification of certain transactions involving foreign securities and currencies and other book to tax adjustments.

For the six months ended June 30, 2024, there was no distribution paid. For the year ended December 31, 2023, the tax character of dividends paid was $3,487,429 from ordinary income and $3,138,560 in long-term capital gains.

At December 31, 2023, the accumulated undistributed earnings on a tax basis was $2,029,597 from ordinary income and $5,736,111 from long-term capital gains. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences related to investment partnership basis adjustments, PFICs marked to market and deferred losses on wash sales.

At December 31, 2023, the Portfolio did not have capital loss carryforwards for federal income tax purposes.

The book and tax unrealized appreciation/(depreciation) calculation differs. The difference is primarily attributable to wash sales.

As of June 30, 2024, gross unrealized appreciation/(depreciation) based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$18,871,667
Gross Unrealized Depreciation	(7,052,873)

Net Unrealized Appreciation	$11,818,794

Tax cost	$64,344,058

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THIRD AVENUE VARIABLE SERIES TRUST

Privacy Policy

Third Avenue Value Portfolio (the “Portfolio”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolio’s affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Portfolio has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov., and (iii) on the adviser’s website at www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

BOARD OF TRUSTEES

Robert J. Christian

Iqbal Mansur

Nicholas M. Marsini, Jr. — Chairman

Nancy B. Wolcott

Stephen M. Wynne

OFFICERS

Joel L. Weiss — President, Chief Executive Officer

Christine S. Catanzaro — Treasurer, Chief Financial Officer

T. Richard Keyes — Vice President

Gabriella Mercincavage — Assistant Treasurer

Vincenzo A. Scarduzio — Secretary

John J. Canning — Chief Compliance Officer, Anti-Money Laundering Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

500 Ross Street, 154-0520

Pittsburgh, PA 15262

(800) 443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

675 Third Avenue, Suite 2900-05

New York, NY 10017

ADMINISTRATOR

The Bank of New York Mellon

103 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103

CUSTODIAN

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:
675 Third Avenue, Suite 2900-05	212.906.1160
New York, NY 10017	clientservice@thirdave.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the 1940 Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date September 3, 2024

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date September 3, 2024

*	Print the name and title of each signing officer under his or her signature.